Long-term loan - Disclosure of long-term loan - Vedanta (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-term loan	$ 15,400	$ 15,118	$ 14,818
Vedanta
Disclosure of detailed information about borrowings [line items]
Long-term loan	15,400
Vedanta | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	15,000
Vedanta | Balance of accreted premium net of unamortized issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term loan	400
Vedanta | 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	5,156
Vedanta | 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	5,625
Vedanta | 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	$ 4,219